                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Spears Abacus Advisors LLC
Address:  147 East 48th Street
          New York, New York 10017

Form 13F File Number: 28-12956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Raich
Title:  President
Phone:  212-230-9800

Signature, Place, and Date of Signing:

     /s/ Robert Raich         New York, New York         November 4, 2011
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           78

Form 13F Information Table Value Total:     $531,426
                                         (thousands)

List of Other Included Managers: NONE

                                   Form 13F
                               Information Table

                                                                                                        Voting Authority
                                                                                                     -----------------------
                                                         Value    Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                 Title of class   CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn Managers   Sole    Shared  None
--------------                 -------------- --------- -------- --------- --- ---- ------- -------- --------- ------ ------
ABBOTT LABS                         COM       002824100     279      5,465 SH        Sole                5,465
ACE LTD                             SHS       H0023R105  28,016    462,318 SH        Sole              434,128        28,190
ALLERGAN INC                        COM       018490102   1,469     17,835 SH        Sole               17,835
ALTRIA GROUP INC                    COM       02209S103   2,067     77,093 SH        Sole               77,093
AMERICAN EXPRESS CO                 COM       025816109     251      5,600 SH        Sole                5,600
ANNALY CAP MGMT INC                 COM       035710409     385     11,055 SH        Sole               11,055
AON CORP                            COM       037389103  20,109    479,003 SH        Sole              445,533        33,470
APACHE CORP                         COM       037411105  16,654    207,547 SH        Sole              194,187        13,360
APPLE INC                           COM       037833100   2,566      6,728 SH        Sole                6,728
AUTOMATIC DATA PROCESSING IN        COM       053015103     559     11,866 SH        Sole               11,866
BANK OF NEW YORK MELLON CORP        COM       064058100     375     20,195 SH        Sole               20,195
BAXTER INTL INC                     COM       071813109  22,346    398,042 SH        Sole              368,312        29,730
BED BATH & BEYOND INC               COM       075896100     203      3,540 SH        Sole                3,540
BERKSHIRE HATHAWAY INC DEL          CL A      084670108     534          5 SH        Sole                    5
BERKSHIRE HATHAWAY INC DEL        CL B NEW    084670702     638      8,979 SH        Sole                8,979
BIOGEN IDEC INC                     COM       09062X103     548      5,880 SH        Sole                5,880
BROADRIDGE FINL SOLUTIONS IN        COM       11133T103  22,580  1,121,172 SH        Sole            1,049,422        71,750
CALIPER LIFE SCIENCES INC           COM       130872104   9,695    926,015 SH        Sole              864,665        61,350
CHECK POINT SOFTWARE TECH LT        ORD       M22465104  23,223    440,157 SH        Sole              411,877        28,280
CHUBB CORP                          COM       171232101   7,249    120,829 SH        Sole              118,529         2,300
CISCO SYS INC                       COM       17275R102   1,626    104,920 SH        Sole              104,920
CIT GROUP INC                     COM NEW     125581801  12,678    417,445 SH        Sole              387,445        30,000
COCA COLA CO                        COM       191216100     286      4,235 SH        Sole                4,235
COLGATE PALMOLIVE CO                COM       194162103     251      2,833 SH        Sole                2,833
COMCAST CORP NEW                    CL A      20030N101  23,357  1,116,503 SH        Sole            1,022,628        93,875
CONOCOPHILLIPS                      COM       20825C104     766     12,095 SH        Sole               12,095
COOPER INDUSTRIES PLC               SHS       G24140108   8,762    189,984 SH        Sole              176,304        13,680
CROWN CASTLE INTL CORP              COM       228227104   1,473     36,225 SH        Sole               36,225
CVS CAREMARK CORPORATION            COM       126650100  16,967    505,134 SH        Sole              468,664        36,470
DEVON ENERGY CORP NEW               COM       25179M103  12,414    223,912 SH        Sole              205,922        17,990
DG FASTCHANNEL INC                  COM       23326R109  15,910    938,625 SH        Sole              894,245        44,380
DOMINION RES INC VA NEW             COM       25746U109     288      5,682 SH        Sole                5,682
EMERSON ELEC CO                     COM       291011104     202      4,900 SH        Sole                4,900
EXXON MOBIL CORP                    COM       30231G102   2,364     32,543 SH        Sole               32,543
F M C CORP                        COM NEW     302491303   9,352    135,224 SH        Sole              123,624        11,600
FEDEX CORP                          COM       31428X106  12,983    191,829 SH        Sole              178,719        13,110
FLEXIBLE SOLUTIONS INTL INC         COM       33938T104     997    420,600 SH        Sole              420,600
GENERAL ELECTRIC CO                 COM       369604103     207     13,633 SH        Sole               13,633
GOLDCORP INC NEW                    COM       380956409     335      7,330 SH        Sole                7,330
GOLDMAN SACHS GROUP INC             COM       38141G104     390      4,125 SH        Sole                4,125
GOOGLE INC                          CL A      38259P508  24,119     46,829 SH        Sole               43,684         3,145
HOLOGIC INC                         COM       436440101  12,360    812,625 SH        Sole              740,515        72,110
IMAX CORP                           COM       45245E109   8,162    563,700 SH        Sole              526,770        36,930
INTEL CORP                          COM       458140100     252     11,800 SH        Sole               11,800
INTERNATIONAL BUSINESS MACHS        COM       459200101   1,096      6,269 SH        Sole                6,269

ISHARES TR                       RUSSELL1000GRW 464287614    425   8,080 SH         Sole          8,080
JABIL CIRCUIT INC                    COM        466313103  1,364  76,692 SH         Sole         76,692
JOHNSON & JOHNSON                    COM        478160104  3,537  55,542 SH         Sole         55,542
JPMORGAN CHASE & CO                  COM        46625H100  1,261  41,860 SH         Sole         41,860
KINDER MORGAN MANAGEMENT LLC         SHS        49455U100 18,506 315,324 SH         Sole        293,656        21,668
KOHLS CORP                           COM        500255104    206   4,200 SH         Sole          4,200
KRAFT FOODS INC                      CL A       50075N104  2,111  62,870 SH         Sole         62,870
LIFE TECHNOLOGIES CORP               COM        53217V109 23,359 607,843 SH         Sole        566,943        40,900
MARKEL CORP                          COM        570535104    644   1,803 SH         Sole          1,803
MERCK & CO INC NEW                   COM        58933Y105    767  23,455 SH         Sole         23,455
MICROSOFT CORP                       COM        594918104 23,697 952,061 SH         Sole        896,661        55,400
ORACLE CORP                          COM        68389X105 23,438 815,508 SH         Sole        771,838        43,670
PHILIP MORRIS INTL INC               COM        718172109  3,758  60,238 SH         Sole         60,238
PROSHARES TR                    ULT SHR S&P500  74347X856    717  35,000 SH         Sole         35,000
PROCTER & GAMBLE CO                  COM        742718109    954  15,095 SH         Sole         15,095
REGIONS FINANCIAL CORP NEW           COM        7591EP100    187  56,016 SH         Sole         56,016
SCHLUMBERGER LTD                     COM        806857108  1,502  25,147 SH         Sole         25,147
SPDR GOLD TRUST                    GOLD SHS     78463V107    996   6,300 SH         Sole          6,300
SPDR S&P 500 ETF TR                TR UNIT      78462F103    626   5,535 SH         Sole          5,535
ST JUDE MED INC                      COM        790849103 17,997 497,299 SH         Sole        464,229        33,070
STATE STR CORP                       COM        857477103 13,109 407,627 SH         Sole        381,527        26,100
STERICYCLE INC                       COM        858912108    230   2,846 SH         Sole          2,846
STRYKER CORP                         COM        863667101    571  12,110 SH         Sole         12,110
THERMO FISHER SCIENTIFIC INC         COM        883556102 25,718 507,867 SH         Sole        471,767        36,100
UNILEVER PLC                     SPON ADR NEW   904767704    355  11,390 SH         Sole         11,390
UNION BANKSHARES INC                 COM        905400107  2,492 127,772 SH         Sole        127,772
UNITEDHEALTH GROUP INC               COM        91324P102    715  15,500 SH         Sole         15,500
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    207   5,790 SH         Sole          5,790
WALGREEN CO                          COM        931422109    321   9,767 SH         Sole          9,767
WEATHERFORD INTERNATIONAL LT       REG SHS      H27013103    132  10,775 SH         Sole         10,775
WELLS FARGO & CO NEW                 COM        949746101    219   9,060 SH         Sole          9,060
WESTERN UN CO                        COM        959802109 14,757 965,127 SH         Sole        897,657        67,470
WILLIAMS COS INC DEL                 COM        969457100 19,205 789,010 SH         Sole        738,830        50,180